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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21296

BARON SELECT FUNDS

(Exact Name of Registrant as Specified in Charter)

767 Fifth Avenue, 49th Floor
New York, NY 10153
(Address of Principal Executive Offices) (Zip Code)

Patrick M. Patalino, General Counsel
c/o Baron Select Funds
767 Fifth Avenue, 49th Floor
New York, NY 10153
(Name and Address of Agent for Service)

(Registrant’s Telephone Number, including Area Code): 212-583-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

PERSONS WHO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.

SEC 2455 (8-05)

Item 1.   Schedule of Investments.

Baron Partners Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

Shares		Cost	Value

Common Stocks (128.75%)

Consumer Discretionary (44.28%)
	Automotive Retail (4.02%)
1,200,000	CarMax, Inc.[1]	$33,790,694	$33,960,000
	Broadcasting (3.53%)
500,000	Discovery Communications, Inc., Cl A1	10,968,964	29,815,000
	Casinos & Gaming (5.05%)
988,500	Penn National Gaming, Inc.[1]	29,535,349	42,604,350
	Hotels, Resorts & Cruise Lines (13.96%)
2,500,000	Hyatt Hotels Corp., Cl A1	67,148,542	100,375,000
300,000	Starwood Hotels & Resorts Worldwide, Inc.	15,935,317	17,388,000

		83,083,859	117,763,000
	Leisure Facilities (7.43%)
1,086,800	Vail Resorts, Inc.	34,521,173	62,654,020
	Specialty Stores (10.29%)
1,675,000	Dick’s Sporting Goods, Inc.	25,400,614	86,848,750

Total Consumer Discretionary		217,300,653	373,645,120

Energy (2.82%)
	Oil & Gas Drilling (2.82%)
500,000	Helmerich & Payne, Inc.	11,603,764	23,805,000

Financials (30.43%)
	Asset Management & Custody Banks (6.30%)
1,626,031	The Carlyle Group LP	35,748,591	42,667,053
256,681	Oaktree Capital Group LLC	9,506,193	10,523,921

		45,254,784	53,190,974
	Investment Banking & Brokerage (5.38%)
3,550,000	The Charles Schwab Corp.	32,461,827	45,404,500
	Property & Casualty Insurance (13.34%)
2,700,000	Arch Capital Group Ltd.[1,2]	38,791,980	112,536,000
	Specialized Finance (5.41%)
1,275,000	MSCI, Inc.[1]	31,048,542	45,632,250

Total Financials		147,557,133	256,763,724

Shares		Cost	Value

Common Stocks (continued)

Industrials (22.29%)
	Air Freight & Logistics (2.95%)
425,000	C.H. Robinson Worldwide, Inc.	$9,630,255	$24,883,750
	Airlines (0.86%)
225,000	Ryanair Holdings plc, ADR[1,2]	6,865,653	7,256,250
	Research & Consulting Services (9.31%)
1,650,000	Verisk Analytics, Inc., Cl A1	45,287,175	78,556,500
	Trading Companies & Distributors (9.17%)
1,800,000	Fastenal Co.	31,516,561	77,382,000

Total Industrials		93,299,644	188,078,500

Information Technology (15.50%)
	Application Software (10.67%)
800,000	FactSet Research Systems, Inc.	44,212,020	77,136,000
350,000	Splunk, Inc.[1]	10,667,307	12,852,000

		54,879,327	89,988,000
	Internet Software & Services (4.83%)
500,000	CoStar Group, Inc.[1]	19,068,650	40,770,000

Total Information Technology		73,947,977	130,758,000

Utilities (13.43%)
	Electric Utilities (13.43%)
1,500,000	ITC Holdings Corp.	47,510,701	113,370,000

TOTAL COMMON STOCKS		591,219,872	1,086,420,344

Private Equity Investments (3.81%)

Consumer Discretionary (0.79%)
	Hotels, Resorts & Cruise Lines (0.79%)
3,900,000	Kerzner International Holdings, Ltd., Cl A1,2,3,4,6	39,000,000	6,708,000

Financials (3.02%)
	Asset Management & Custody Banks (3.02%)
7,579,130	Windy City Investments Holdings, L.L.C.[1,3,4,6]	41,134,887	25,465,877

TOTAL PRIVATE EQUITY INVESTMENTS		80,134,887	32,173,877

See Notes to Schedules of Investments.

Baron Partners Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2012 (UNAUDITED)

Principal Amount		Cost	Value

Short Term Investments (0.04%)

$ 372,396	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/28/2012, 0.01% due 10/1/2012; Proceeds at maturity - $372,396; (Fully collateralized by $375,000 U.S. Treasury Note, 1.75% due 5/15/2022; Market value - $383,438)[5]	$372,396	$372,396

TOTAL INVESTMENTS (132.60%)		$671,727,155	1,118,966,617

LIABILITIES LESS CASH AND OTHER ASSETS (-32.60%)			(275,125,436)

NET ASSETS			$843,841,181

RETAIL SHARES (Equivalent to $21.99 per share based on 31,405,767 shares outstanding)			$690,672,900

INSTITUTIONAL SHARES (Equivalent to $22.19 per share based on 6,903,734 shares outstanding)			$153,168,281

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At September 30, 2012, the market value of restricted and fair valued securities amounted to $32,173,877 or 3.81% of net assets. None of these securities are deemed liquid. See Note 3 regarding Restricted Securities.
[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Focused Growth Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

Shares		Cost	Value

Common Stocks (90.42%)

Consumer Discretionary (18.71%)
	Automotive Retail (3.57%)
140,000	CarMax, Inc.[1]	$3,809,189	$3,962,000
	Hotels, Resorts & Cruise Lines (10.47%)
150,000	Choice Hotels International, Inc.	5,142,960	4,798,500
170,000	Hyatt Hotels Corp., Cl A1	5,127,609	6,825,500

		10,270,569	11,624,000
	Specialty Stores (4.67%)
100,000	Dick’s Sporting Goods, Inc.	1,630,006	5,185,000

Total Consumer Discretionary		15,709,764	20,771,000

Consumer Staples (2.43%)
	Household Products (2.43%)
50,000	Church & Dwight Co., Inc.	1,274,171	2,699,500

Energy (1.72%)
	Oil & Gas Drilling (1.72%)
40,000	Helmerich & Payne, Inc.	1,493,099	1,904,400

Financials (16.27%)
	Asset Management & Custody Banks (5.34%)
137,384	The Carlyle Group LP	3,005,332	3,604,956
80,000	Eaton Vance Corp.	1,553,432	2,316,800

		4,558,764	5,921,756
	Property & Casualty Insurance (3.76%)
100,000	Arch Capital Group Ltd.[1,2]	1,800,055	4,168,000
	Residential REITs (3.95%)
100,000	American Campus Communities, Inc.	4,134,263	4,388,000
	Specialized Finance (3.22%)
100,000	MSCI, Inc.[1]	2,379,253	3,579,000

Total Financials		12,872,335	18,056,756

Shares		Cost	Value

Common Stocks (continued)

Health Care (4.73%)
	Health Care Distributors (2.43%)
34,000	Henry Schein, Inc.[1]	$1,353,700	$2,695,180
	Life Sciences Tools & Services (2.30%)
15,000	Mettler-Toledo International, Inc.[1]	702,213	2,561,100

Total Health Care		2,055,913	5,256,280

Industrials (22.19%)
	Air Freight & Logistics (1.58%)
30,000	C.H. Robinson Worldwide, Inc.	1,092,091	1,756,500
	Industrial Machinery (5.22%)
158,000	Colfax Corp.[1]	4,291,986	5,793,860
	Railroads (6.02%)
99,930	Genesee & Wyoming, Inc., Cl A1	3,378,911	6,681,320
	Research & Consulting Services (5.49%)
128,050	Verisk Analytics, Inc., Cl A1	3,651,694	6,096,460
	Trading Companies & Distributors (3.88%)
100,000	Fastenal Co.	2,169,716	4,299,000

Total Industrials		14,584,398	24,627,140

Information Technology (13.64%)
	Application Software (5.57%)
25,000	ANSYS, Inc.[1]	548,887	1,835,000
30,000	FactSet Research Systems, Inc.	1,673,665	2,892,600
50,000	Pegasystems, Inc.	1,405,875	1,452,000

		3,628,427	6,179,600
	IT Consulting & Other Services (3.12%)
250,000	Booz Allen Hamilton Holding Corp.	3,769,198	3,462,500
	Semiconductor Equipment (2.30%)
50,000	Cymer, Inc.[1]	2,998,617	2,553,000
	Systems Software (2.65%)
60,000	MICROS Systems, Inc.[1]	2,808,657	2,947,200

Total Information Technology		13,204,899	15,142,300

See Notes to Schedules of Investments.

Baron Focused Growth Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2012 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Materials (5.96%)
	Fertilizers & Agricultural Chemicals (1.51%)
214,021	Agrinos AS (Mexico)[1,2]	$1,651,382	$1,681,116
	Industrial Gases (4.45%)
60,000	Airgas, Inc.	3,972,694	4,938,000

Total Materials		5,624,076	6,619,116

Utilities (4.77%)
	Electric Utilities (4.77%)
70,000	ITC Holdings Corp.	4,501,772	5,290,600

TOTAL COMMON STOCKS		71,320,427	100,367,092

Principal Amount

Short Term Investments (9.50%)

$ 10,544,622	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/28/2012, 0.01% due 10/1/2012; Proceeds at maturity - $10,544,630 (Fully collateralized by $10,495,000 U.S. Treasury Note, 1.25% due 4/30/2019 ; Market value - $10,757,375)[3]	10,544,622	10,544,622

TOTAL INVESTMENTS (99.92%)		$81,865,049	110,911,714

CASH AND OTHER ASSETS LESS LIABILITIES (0.08%)			89,096

NET ASSETS			$111,000,810

RETAIL SHARES (Equivalent to $10.64 per share based on 2,777,564 shares outstanding)			$29,560,299

INSTITUTIONAL SHARES (Equivalent to $10.73 per share based on 7,592,996 shares outstanding)			$81,440,511

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.

See Notes to Schedules of Investments.

Baron International Growth Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

Shares		Cost	Value

Common Stocks (96.43%)

Australia (2.29%)
50,000	Domino’s Pizza Enterprises Ltd.	$337,354	$540,433
160,000	Wotif.com Holdings Ltd.	690,168	638,977

Total Australia		1,027,522	1,179,410

Austria (1.30%)
60,000	conwert Immobilien Invest SE	667,279	671,027

Brazil (8.76%)
53,340	Anhanguera Educacional Participações SA	714,036	886,698
28,500	Cia. Hering SA	185,771	644,299
20,000	Itaú Unibanco Holding SA, ADR	245,943	305,600
35,000	Kroton Educacional SA1	510,943	599,088
79,000	Qualicorp SA1	671,005	771,587
60,000	Restoque Comércio e Confecções de Roupas SA	28,291	270,810
50,000	TOTVS SA	232,220	1,038,599

Total Brazil		2,588,209	4,516,681

Canada (3.07%)
18,000	Crescent Point Energy Corp.	794,570	797,010
65,000	Kirkland Lake Gold, Inc.[1]	584,836	788,119

Total Canada		1,379,406	1,585,129

China (6.74%)
60,000	21Vianet Group, Inc., ADR[1]	672,797	693,600
43,000	AsiaInfo-Linkage, Inc.[1]	333,956	503,530
2,700,000	Kingdee International Software Group Co. Ltd.[1]	438,610	560,610
65,000	NQ Mobile, Inc., ADR[1]	521,883	520,000
425,000	Shandong Weigao Group Medical Polymer Co. Ltd.	287,698	550,293
19,000	Tencent Holdings Ltd.	261,809	649,338

Total China		2,516,753	3,477,371

France (5.11%)
11,700	Eurofins Scientific SE	716,402	1,659,873
19,000	Ingenico SA	306,915	976,638

Total France		1,023,317	2,636,511

Germany (6.10%)
31,000	Deutsche Wohnen AG	457,782	544,566
45,000	Qiagen N.V.[1]	887,247	832,950
Shares		Cost	Value

Common Stocks (continued)

Germany (continued)
150,000	RIB Software AG	$926,593	$923,115
25,000	Symrise AG	313,128	846,527

Total Germany		2,584,750	3,147,158

Hong Kong (1.44%)
275,000	Wynn Macau Ltd.	361,284	744,772

India (5.91%)
210,000	DEN Networks Ltd.[1]	496,296	690,975
58,000	Financial Technologies Ltd.	1,222,928	1,072,579
149,067	Hathway Cable and Datacom Ltd.[1]	435,706	640,130
200,000	Mytrah Energy Ltd.[1]	366,401	180,858
125,000	Zee Entertainment Enterprises Ltd.	303,172	462,959

Total India		2,824,503	3,047,501

Indonesia (2.49%)
1,300,377	Media Nusantara Citra Tbk PT	262,791	353,289
2,000,000	Tower Bersama Infrastructure Tbk PT1	645,655	929,990

Total Indonesia		908,446	1,283,279

Ireland (4.47%)
39,000	Ryanair Holdings plc, ADR[1]	1,045,243	1,257,750
125,000	Velti plc[1]	1,179,417	1,046,250

Total Ireland		2,224,660	2,304,000

Israel (3.87%)
10,000	Mellanox Technologies Ltd.[1]	299,212	1,015,300
25,000	SodaStream International Ltd.[1]	837,024	979,250

Total Israel		1,136,236	1,994,550

Italy (0.82%)
100,000	Amplifon SpA	524,464	425,351

Japan (11.35%)
25,000	Bridgestone Corp.	480,797	579,831
19,000	Canon, Inc., ADR	647,350	608,190
6,300	FANUC Corp.	468,068	1,015,556
150,000	The Japan Steel Works Ltd.	1,067,864	836,110
34,000	Mitsui Fudosan Co. Ltd.	653,407	680,958
40,000	Softbank Corp.	1,330,730	1,619,682
30,000	Sony Financial Holdings, Inc.	501,503	514,352

Total Japan		5,149,719	5,854,679

See Notes to Schedules of Investments.

Baron International Growth Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2012 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Korea, Republic of (2.69%)
9,000	Daum Communications Corp.	$795,233	$919,090
818	LG Household & Health Care Ltd.	222,581	467,355

Total Korea, Republic of		1,017,814	1,386,445

Mexico (1.63%)
107,329	Agrinos AS1	774,091	843,060

Norway (2.48%)
200,000	Opera Software ASA	1,125,147	1,281,223

Russian Federation (1.44%)
335,000	Exillon Energy plc[1]	914,781	742,465

South Africa (1.23%)
70,000	Net 1 UEPS Technologies, Inc.[1]	730,501	633,500

Spain (2.21%)
50,000	Grifols SA, ADR[1]	568,095	1,141,500

Sweden (1.65%)
35,000	Lundin Petroleum AB1	479,374	853,048

Switzerland (4.72%)
14,000	Compagnie Financière Richemont SA	259,218	839,554
20,000	Julius Baer Group Ltd.[1]	507,957	697,501
12,000	Syngenta AG, ADR	556,426	898,200

Total Switzerland		1,323,601	2,435,255

United Kingdom (8.41%)
600,000	Borders & Southern Petroleum plc[1]	406,068	237,375
175,000	bwin.party digital entertainment plc	632,617	293,611
65,000	Experian plc	409,256	1,080,059
25,000	Intertek Group plc	435,102	1,106,138
135,000	Premier Oil plc[1]	660,384	782,394
37,000	Standard Chartered PLC	802,672	836,466

Total United Kingdom		3,346,099	4,336,043

United States (6.25%)
19,000	Agilent Technologies, Inc.	406,140	730,550
15,000	Arch Capital Group Ltd.[1]	293,022	625,200
20,000	Check Point Software Technologies Ltd.[1]	953,969	963,200
3,000	Core Laboratories N.V.	127,140	364,440
15,000	Radware Ltd.[1]	524,415	540,300

Total United States		2,304,686	3,223,690

TOTAL COMMON STOCKS		37,500,737	49,743,648

Shares		Cost	Value

Private Equity Investments (0.53%)

Israel (0.53%)
60,573	Better Place, Inc., Series C Preferred[1,2,4]	$275,001	$275,001

Principal Amount

Short Term Investments (3.26%)

$ 1,681,396	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/28/2012, 0.01% due 10/1/2012; Proceeds at maturity - $1,681,397; (Fully collateralized by $1,675,000 U.S. Treasury Note, 1.25% due 4/30/2019; Market value - $1,716,875)[3]	1,681,396	1,681,396

TOTAL INVESTMENTS (100.22%)		$39,457,134	51,700,045

LIABILITIES LESS CASH AND OTHER ASSETS (-0.22%)			(112,854)

NET ASSETS			$51,587,191

RETAIL SHARES (Equivalent to $15.41 per share based on 888,841 shares outstanding)			$13,700,549

INSTITUTIONAL SHARES (Equivalent to $15.48 per share based on 2,447,990 shares outstanding)			$37,886,642

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	At September 30, 2012, the market value of restricted and fair valued securities amounted to $275,001 or 0.53% of net assets. This security is not deemed liquid. See Note 3 regarding Restricted Securities.
[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[4]	Level 3 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron International Growth Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2012 (UNAUDITED)

Summary of Investments by Sector	Percentage
as of September 30, 2012	of Net Assets

Information Technology	27.0%
Consumer Discretionary	17.8
Health Care	11.9
Industrials	10.3
Financials	9.5
Energy	7.3
Materials	6.5
Telecommunication Services	4.9
Consumer Staples	0.9
Utilities	0.9
Cash and Cash Equivalents*	3.0

100.0%

*Includes short term investments.

See Notes to Schedules of Investments.

Baron Real Estate Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

Shares		Cost	Value

Common Stocks (97.35%)

Consumer Discretionary (24.90%)
	Casinos & Gaming (7.10%)
27,250	Las Vegas Sands Corp.	$1,258,357	$1,263,583
27,950	Penn National Gaming, Inc.[1]	1,014,125	1,204,645
14,323	Wynn Resorts Ltd.	1,542,047	1,653,447

		3,814,529	4,121,675
	Homebuilding (1.68%)
207,200	Even Construtora e Incorporadora SA (Brazil)[2]	787,400	798,240
5,400	Toll Brothers, Inc.[1]	192,072	179,442

		979,472	977,682
	Hotels, Resorts & Cruise Lines (14.07%)
84,250	Hyatt Hotels Corp., Cl A1	3,190,469	3,382,637
31,900	Marriott Vacations Worldwide Corp.[1]	1,116,152	1,149,038
62,571	Orient-Express Hotels Ltd., Cl A1,2	577,265	556,882
29,350	Starwood Hotels & Resorts Worldwide, Inc.	1,538,066	1,701,126
26,290	Wyndham Worldwide Corp.	893,932	1,379,699

		7,315,884	8,169,382

	Movies & Entertainment (2.05%)
202,074	Reading International, Inc., Cl A1	1,261,980	1,192,237

Total Consumer Discretionary		13,371,865	14,460,976

Energy (7.16%)
	Oil & Gas Storage & Transportation (7.16%)
36,000	Golar LNG Partners L.P.[2]	1,037,157	1,153,440
36,520	Rose Rock Midstream L.P.	806,770	1,171,927
47,000	Susser Petroleum Partners LP1	1,031,709	1,127,530
14,020	Targa Resources Corp.	456,513	705,767

Total Energy		3,332,149	4,158,664

Financials (21.86%)
	Diversified Real Estate Activities (2.38%)
40,100	Brookfield Asset Management, Inc., Cl A2
		1,234,448	1,383,851
Shares		Cost	Value

Common Stocks (continued)

Financials (continued)
	Diversified REITs (2.50%)
26,636	American Assets Trust, Inc.	$561,269	$713,578
9,100	Vornado Realty Trust	744,601	737,555

		1,305,870	1,451,133
	Office REITs (2.19%)
27,786	Douglas Emmett, Inc.	484,316	641,023
7,834	SL Green Realty Corp.	561,182	627,268

		1,045,498	1,268,291
	Real Estate Services (5.65%)
139,250	CBRE Group, Inc., Cl A1	2,425,283	2,563,593
51,400	Kennedy-Wilson Holdings, Inc.	656,924	718,058

		3,082,207	3,281,651
	Residential REITs (2.84%)
13,534	American Campus Communities, Inc.	481,841	593,872
2,800	Avalonbay Communities, Inc.	339,664	380,772
61,988	Education Realty Trust, Inc.	650,422	675,669

		1,471,927	1,650,313
	Specialized REITs (6.30%)
7,950	Alexandria Real Estate Equities, Inc.[3]	543,751	584,484
6,796	American Tower Corp.	376,238	485,167
49,189	CubeSmart	561,811	633,062
30,400	LaSalle Hotel Properties	711,624	811,376
104,000	Sunstone Hotel Investors, Inc.[1]	1,072,879	1,144,000

		3,266,303	3,658,089

Total Financials		11,406,253	12,693,328

Health Care (18.19%)
	Health Care Facilities (18.19%)
194,750	Brookdale Senior Living, Inc.[1]	3,603,316	4,522,095
310,220	Capital Senior Living Corp.[1]	2,971,014	4,488,883
74,190	Emeritus Corp.[1]	1,527,645	1,553,539

Total Health Care		8,101,975	10,564,517

Industrials (6.93%)
	Building Products (3.66%)
192,984	Builders FirstSource, Inc.[1]	745,035	1,001,587

See Notes to Schedules of Investments.

Baron Real Estate Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2012 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Industrials (continued)
	Building Products (continued)
33,600	Owens Corning[1]	$924,366	$1,124,256

		1,669,401	2,125,843
	Industrial Machinery (2.51%)
19,111	Stanley Black & Decker, Inc.	1,276,541	1,457,214
	Office Services & Supplies (0.76%)
33,500	Interface, Inc.	409,958	442,535

Total Industrials		3,355,900	4,025,592

Information Technology (9.64%)
	Application Software (2.18%)
56,034	RealPage, Inc.[1]	1,196,250	1,266,368
	Internet Software & Services (0.51%)
3,614	CoStar Group, Inc.[1]	215,854	294,686
	IT Consulting & Other Services (4.58%)
12,915	Equinix, Inc.[1,3]	1,533,419	2,661,136
	Systems Software (2.37%)
27,950	MICROS Systems, Inc.[1]	1,387,430	1,372,904

Total Information Technology		4,332,953	5,595,094

Materials (2.23%)
	Construction Materials (2.23%)
91,744	CaesarStone Sdot-Yam Ltd.[1,2]	1,046,199	1,293,590

Telecommunication Services (5.17%)
	Wireless Telecommunication Services (5.17%)
556,453	Sarana Menara Nusantara Tbk PT (Indonesia)[1,2,4]	938,233	1,157,097
29,306	SBA Communications Corp., Cl A1	1,458,058	1,843,347

Total Telecommunication Services		2,396,291	3,000,444

Utilities (1.27%)
	Electric Utilities (1.27%)
20,750	Brookfield Infrastructure Partners L.P.[2]	482,825	737,662

TOTAL COMMON STOCKS		47,826,410	56,529,867

Principal Amount		Cost	Value

Short Term Investments (2.20%)

$ 1,275,794	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/28/2012, 0.01% due 10/1/2012; Proceeds at maturity - $1,275,795; (Fully collateralized by $1,270,000 U.S. Treasury Note, 1.25% due 4/30/2019; Market value - $1,301,750)[4]	$1,275,794	$1,275,794

TOTAL INVESTMENTS (99.55%)		$49,102,204	57,805,661

CASH AND OTHER ASSETS LESS LIABILITIES (0.45%)			261,549

NET ASSETS			$58,067,210

RETAIL SHARES (Equivalent to $16.71 per share based on 1,963,884 shares outstanding)			$32,821,243

INSTITUTIONAL SHARES (Equivalent to $16.82 per share based on 1,501,042 shares outstanding)			$25,245,967

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Emerging Markets Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

Shares		Cost	Value

Common Stocks (96.99%)

Brazil (20.73%)
11,000	Anhanguera Educacional Participações SA	$203,051	$182,859
22,000	BM&FBOVESPA SA	145,697	132,939
6,503	Cetip SA - Mercados Organizados	103,563	85,327
5,000	Cia. Hering SA	95,474	113,035
9,000	Estácio Participações SA	131,398	150,943
20,000	Even Construtora e Incorporadora SA	76,823	77,050
5,500	Itaú Unibanco Holding SA, ADR	102,552	84,040
6,500	Kroton Educacional SA1	93,486	111,259
6,000	M. Dias Branco SA	151,588	196,522
19,500	Qualicorp SA1	166,785	190,455
9,000	TOTVS SA	175,646	186,948
6,500	Valid Soluções SA	98,080	121,680

Total Brazil		1,544,143	1,633,057

Canada (1.63%)
13,000	Africa Oil Corp.[1]	17,723	128,135

Chile (2.92%)
322,211	CFR Pharmaceuticals SA	61,115	76,078
2,615	CFR Pharmaceuticals 144A ADR[2]	47,627	61,740
1,500	Sociedad Química y Minera de Chile SA, ADR	81,091	92,460

Total Chile		189,833	230,278

China (12.65%)
14,000	21Vianet Group, Inc., ADR[1]	158,035	161,840
9,000	AsiaInfo-Linkage, Inc.[1]	73,544	105,390
43,000	Great Wall Motor Co. Ltd.	100,876	113,683
10,000	Hollysys Automation Technologies Ltd.[1]	91,069	97,600
600,000	Kingdee International Software Group Co. Ltd.[1]	183,234	124,580
13,000	NQ Mobile, Inc., ADR[1]	104,531	104,000
110,000	Shandong Weigao Group Medical Polymer Co. Ltd.	118,009	142,429
4,300	Tencent Holdings Ltd.	110,264	146,955

Total China		939,562	996,477

Hong Kong (2.65%)
95,000	Dah Chong Hong Holdings Ltd.	104,522	86,497
Shares		Cost	Value

Common Stocks (continued)

Hong Kong (continued)
45,000	Wynn Macau Ltd.	$115,522	$121,872

Total Hong Kong		220,044	208,369

India (19.81%)
34,000	Amara Raja Batteries Ltd.	85,337	141,266
2,000	Blue Dart Express Ltd.	74,886	65,231
2,600	CRISIL Ltd.	54,558	47,349
75,000	Delta Corp. Ltd.	86,856	100,531
60,000	DEN Networks Ltd.[1]	121,904	197,421
110,000	Dish TV India Ltd.[1]	146,412	172,158
11,000	Financial Technologies Ltd.	186,154	203,420
30,800	Hathway Cable and Datacom Ltd.[1]	90,025	132,263
14,000	Lupin Ltd.	131,268	158,182
30,000	Mytrah Energy Ltd.[1]	56,299	27,129
8,500	Torrent Pharmaceuticals Ltd.	111,492	111,921
55,000	Zee Entertainment Enterprises Ltd.	145,516	203,702

Total India		1,290,707	1,560,573

Indonesia (11.18%)
175,000	Bank Negara Indonesia (Persero) Tbk PT	80,076	71,774
225,000	Bank Rakyat Indonesia (Persero) Tbk PT	144,443	175,157
1,200,000	Clipan Finance Indonesia Tbk PT	83,732	50,157
639,623	Media Nusantara Citra Tbk PT	110,687	173,774
99,992	Sarana Menara Nusantara Tbk PT1,2	126,781	207,925
435,000	Tower Bersama Infrastructure Tbk PT1	114,292	202,272

Total Indonesia		660,011	881,059

Korea, Republic of (3.03%)
1,500	Daum Communications Corp.	131,447	153,182
150	LG Household & Health Care Ltd.	55,907	85,701

Total Korea, Republic of		187,354	238,883

Mexico (2.76%)
15,941	Agrinos AS1	115,086	125,215
1,000	Fomento Económico Mexicano S.A.B. de C.V., ADR	56,498	91,980

Total Mexico		171,584	217,195

See Notes to Schedules of Investments.

Baron Emerging Markets Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2012 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Norway (1.63%)
20,000	Opera Software ASA	$118,166	$128,122

Philippines (6.27%)
175,000	Ayala Land, Inc.	62,358	100,054
70,000	Cebu Air, Inc.	130,755	91,118
1,350,000	Metro Pacific Investments Corp.	107,441	135,599
100,000	Universal Robina Corp.	107,822	166,846

Total Philippines		408,376	493,617

Russian Federation (3.25%)
61,000	Exillon Energy plc[1]	165,335	135,195
5,000	Yandex NV1	94,973	120,550

Total Russian Federation		260,308	255,745

South Africa (3.24%)
7,500	Aspen Pharmacare Holdings Ltd.[1]	93,752	128,860
14,000	Net 1 UEPS Technologies, Inc.[1]	128,192	126,700

Total South Africa		221,944	255,560

Taiwan, Province of China (1.71%)
4,840	Formosa International Hotels Corp.	78,343	58,037
10,500	HIWIN Technologies Corp.	93,909	77,012

Total Taiwan, Province of China		172,252	135,049

Thailand (2.75%)
15,000	Bangkok Bank Public Co., Ltd., NVDR	87,127	94,542
200,000	L.P.N. Development PCL, Cl F	68,755	122,157

Total Thailand		155,882	216,699

United Arab Emirates (0.78%)
375,000	SHUAA Capital psc[1,2]	120,144	61,390

Total Common Stocks		6,678,033	7,640,208

Warrants (0.02%)

Indonesia (0.02%)
210,000	Clipan Finance Indonesia Tbk PT Exp 10/7/2014[1]	0	1,339

Principal Amount		Cost	Value

Short Term Investments (2.78%)

$ 219,166	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/28/2012, 0.01% due 10/1/2012; Proceeds at maturity - $219,166; (Fully collateralized by $220,000 U.S. Treasury Note, 1.25% due 4/30/2019; Market value - $225,500)[2]	$219,166	$219,166

TOTAL INVESTMENTS (99.79%)		$6,897,199	7,860,713

CASH AND OTHER ASSETS LESS LIABILITIES (0.21%)			16,699

NET ASSETS			$7,877,412

RETAIL SHARES (Equivalent to $9.95 per share based on 239,860 shares outstanding)			$2,387,721

INSTITUTIONAL SHARES (Equivalent to $10.00 per share based on 549,229 shares outstanding)			$5,489,691

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
NVDR	Non-Voting Depositary Receipt.
144A	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to policies and procedures approved by the Board of Trustees, unless otherwise noted. At September 30, 2012, the market value of Rule 144A securities amounted to $61,740 or 0.78% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Emerging Markets Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2012 (UNAUDITED)

Summary of Investments by Sector	Percentage
as of September 30, 2012	of Net Assets

Consumer Discretionary	24.1%
Information Technology	21.1
Financials	16.0
Health Care	11.0
Consumer Staples	6.9
Industrials	6.3
Telecommunication Services	5.2
Energy	3.3
Materials	2.8
Utilities	0.3
Cash and Cash Equivalents*	3.0

100.0%

*Includes short term investments.

See Notes to Schedules of Investments.

Baron Energy and Resources Fund

SCHEDULE OF INVESTMENTS

SEPTMBER 30, 2012 (UNAUDITED)

Shares		Cost	Value

Common Stocks (97.89%)

Energy (81.65%)
	Oil & Gas Drilling (3.86%)
832	Ensco PLC, Cl A2	$42,967	$45,394
1,061	Helmerich & Payne, Inc.	62,927	50,514

		105,894	95,908
	Oil & Gas Equipment & Services (33.23%)
4,620	C&J Energy Services, Inc.[1]	94,373	91,938
906	CARBO Ceramics, Inc.	100,390	57,006
488	Core Laboratories N.V.[2]	55,253	59,282
3,352	Forum Energy Technologies, Inc.[1]	68,746	81,521
2,464	Halliburton Co.	84,802	83,012
4,344	Key Energy Services, Inc.[1]	39,872	30,408
724	Lufkin Industries, Inc.	38,519	38,966
1,503	National Oilwell Varco, Inc.	117,760	120,405
1,192	Oil States International, Inc.[1]	92,554	94,716
2,346	RigNet, Inc.[1]	39,490	43,401
2,414	Subsea 7 SA (Norway)[1,2]	49,094	55,705
3,360	Superior Energy Services, Inc.[1]	88,862	68,947

		869,715	825,307

	Oil & Gas Exploration & Production (29.38%)
4,888	Africa Oil Corp. (Canada)[1,2]	11,895	48,179
701	Anadarko Petroleum Corporation	54,869	49,014
27,792	Borders & Southern Petroleum plc (United Kingdom)[1,2]	23,865	10,995
2,330	Celtic Exploration Ltd. (Canada)[1,2]	43,338	43,325
812	Concho Resources, Inc.[1]	76,635	76,937
10,237	Exillon Energy plc (Russian Federation)[1,2]	42,175	22,688
10,785	Halcon Resources Corp.[1]	88,955	79,054
1,891	Lundin Petroleum AB (Sweden)[1,2]	44,188	46,089
1,305	Oasis Petroleum, Inc.[1]	39,794	38,458
1,146	Plains Exploration & Production Company[1]	44,142	42,941
332	Range Resources Corp.	20,826	23,197
2,050	SM Energy Co.	133,632	110,925
1,819	Southwestern Energy Co.[1]	59,351	63,265
Shares		Cost	Value

Common Stocks (continued)

Energy (continued)
	Oil & Gas Exploration & Production (continued)
1,575	Whiting Petroleum Corp.[1]	$76,595	$74,624

		760,260	729,691

	Oil & Gas Storage & Transportation (15.18%)
998	Golar LNG Ltd.[2]	43,027	38,513
1,230	Golar LNG Partners L.P.[2]	37,463	39,409
2,033	Rose Rock Midstream L.P.	41,521	65,239
2,332	Susser Petroleum Partners LP1	51,896	55,945
1,294	Targa Resources Corp.	53,778	65,140
1,431	Tesoro Logistics LP	47,298	61,962
1,007	Western Gas Partners LP	44,072	50,763

		319,055	376,971

Total Energy		2,054,924	2,027,877

Industrials (5.96%)
	Construction & Farm Machinery & Heavy Trucks (1.67%)
742	Joy Global, Inc.	57,195	41,597
	Electrical Components & Equipment (1.48%)
1,038	Polypore International, Inc.[1]	41,218	36,693
	Industrial Machinery (2.81%)
944	Chart Industries, Inc.[1]	56,936	69,714

Total Industrials		155,349	148,004

Materials (10.28%)
	Diversified Metals & Mining (3.35%)
583	BHP Billiton plc (United Kingdom)[2]	18,264	18,122
946	Freeport-McMoRan Copper & Gold, Inc.	36,889	37,443
1,812	Globe Specialty Metals, Inc.	25,065	27,579

		80,218	83,144
	Fertilizers & Agricultural Chemicals (1.91%)
6,050	Agrinos AS (Mexico)[1,2]	42,737	47,522
	Gold (3.52%)
2,528	Alamos Gold, Inc. (Canada)[2]	44,916	49,141

See Notes to Schedules of Investments.

Baron Energy and Resources Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTMBER 30, 2012 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Materials (continued)
	Gold (continued)
3,158	Kirkland Lake Gold, Inc. (Canada)[1,2]	$48,146	$38,290

		93,062	87,431
	Specialty Chemicals (1.50%)
570	Cytec Industries, Inc.	36,049	37,347

Total Materials		252,066	255,444

TOTAL INVESTMENTS (97.89%)		$2,462,339	2,431,325

CASH AND OTHER ASSETS LESS LIABILITIES (2.11%)			52,285

NET ASSETS			$2,483,610

RETAIL SHARES (Equivalent to $9.37 per share based on 150,662 shares outstanding)			$1,412,222

INSTITUTIONAL SHARES (Equivalent to $9.39 per share based on 114,127 shares outstanding)			$1,071,388

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Global Advantage Fund

SCHEDULE OF INVESTMENTS

SEPTMBER 30, 2012 (UNAUDITED)

Shares		Cost	Value

Common Stocks (98.64%)

Brazil (7.23%)
10,382	BM&FBOVESPA SA	$51,204	$62,735
4,194	Cetip SA - Mercados Organizados	54,891	55,030
1,303	Cia. Hering SA	26,704	29,457
1,146	M. Dias Branco SA	32,054	37,536

Total Brazil		164,853	184,758

Canada (2.63%)
1,944	Brookfield Asset Management, Inc., Cl A	64,236	67,087

Cayman Islands (3.82%)
3,948	Greenlight Capital Re Ltd., Cl A1	97,058	97,713

China (6.14%)
409	Baidu, Inc., ADR[1]	54,306	47,779
4,989	New Oriental Education & Technology Group, ADR	131,408	83,167
1,405	Youku, Inc., ADS[1]	33,525	25,838

Total China		219,239	156,784

Denmark (1.67%)
1,895	DSV A/S	43,064	42,594

Germany (3.49%)
1,058	BASF SE	83,704	89,256

Hong Kong (4.47%)
870	Jardine Matheson Holdings Ltd.	43,676	49,503
20,786	Li & Fung Ltd.	44,381	32,222
12,000	Wynn Macau Ltd.	39,579	32,499

Total Hong Kong		127,636	114,224

Indonesia (6.19%)
251,500	Global Mediacom Tbk PT	49,654	53,874
99,000	MNC Sky Vision Tbk PT1	17,962	21,465
11,055	Sarana Menara Nusantara Tbk PT1,2	22,904	22,988
128,836	Tower Bersama Infrastructure Tbk PT1	43,064	59,908

Total Indonesia		133,584	158,235

Ireland (1.26%)
3,856	Velti plc[1]	42,427	32,275

Mexico (0.82%)
2,682	Agrinos AS1	20,694	21,067

Netherlands (0.87%)
417	ASML Holding N.V.	24,559	22,287

Shares		Cost	Value

Common Stocks (continued)

Russian Federation (0.82%)
625	Mail.ru Group Ltd., GDR	$27,241	$20,869

United Kingdom (4.69%)
6,069	ARM Holdings plc	48,217	56,351
1,436	Intertek Group plc	59,577	63,537

Total United Kingdom		107,794	119,888

United States (54.54%)
502	Amazon.com, Inc.[1]	114,263	127,669
202	Apple, Inc.	118,250	134,787
451	Equinix, Inc.[1]	73,330	92,929
828	Facebook, Inc., Cl A1	31,464	17,926
2,624	Golar LNG Ltd.	93,637	101,260
169	Google, Inc., Cl A1	103,162	127,511
1,978	ICICI Bank Limited, ADR	63,719	79,397
1,773	Illumina, Inc.[1]	77,685	85,459
122	Intuitive Surgical, Inc.[1]	68,989	60,467
493	Liberty Media Corp., Cl A1	43,218	51,356
127	MasterCard, Inc., Cl A	56,386	57,338
1,647	Millennial Media, Inc.[1]	30,977	23,634
566	Monsanto Co.	43,298	51,517
1,014	Netflix, Inc.[1]	62,938	55,202
77	priceline.com, Inc.[1]	57,418	47,642
1,327	Rackspace Hosting, Inc.[1]	64,428	87,701
1,033	Susser Petroleum Partners LP1	21,177	24,782
769	Verisk Analytics, Inc., Cl A1	37,775	36,612
473	Visa, Inc., Cl A	57,581	63,514
1,010	Yum! Brands, Inc.	71,845	67,003

Total United States		1,291,540	1,393,706

TOTAL INVESTMENTS (98.64%)		$2,447,629	2,520,743

CASH AND OTHER ASSETS LESS LIABILITIES (1.36%)			34,747

NET ASSETS			$2,555,490

RETAIL SHARES (Equivalent to $9.85 per share based on 125,657 shares outstanding)			$1,237,934

INSTITUTIONAL SHARES (Equivalent to $9.86 per share based on 133,638 shares outstanding)			$1,317,556

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
ADS	American Depositary Security.
GDR	Global Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Global Advantage Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTMBER 30, 2012 (UNAUDITED)

Summary of Investments by Sector	Percentage
as of September 30, 2012	of Net Assets

Information Technology	31.7%
Consumer Discretionary	23.5
Financials	14.2
Industrials	7.5
Materials	6.3
Health Care	5.7
Energy	4.9
Telecommunication Services	3.3
Consumer Staples	1.5
Cash and Cash Equivalents	1.4

100.0%

See Notes to Schedules of Investments.

Baron Select Funds Trust	September 30, 2012

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Baron Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company established as a Delaware statutory trust on April 30, 2003. The Trust currently offers seven series (individually, a “Fund” and collectively, the “Funds”): Baron Partners Fund, Baron Focused Growth Fund, Baron Real Estate Fund and Baron Energy and Resources Fund, which are non-diversified; and Baron International Growth Fund, Baron Emerging Markets Fund, and Baron Global Advantage Fund, which are diversified. The Funds’ investment objective is to seek capital appreciation. Baron Partners Fund may employ “leverage” by borrowing money and using it for the purchase of additional securities. Borrowing for investment increases both investment opportunity and investment risk. Baron International Growth Fund, Baron Emerging Markets Fund and Baron Global Advantage Fund invest their assets primarily in non-U.S. companies. Baron Real Estate Fund invests its assets primarily in U.S. and non-U.S. real estate and real estate-related companies. Baron Energy and Resources Fund invests its assets primarily in common stock of U.S. and non-U.S. energy and resources companies and related companies and energy and resources master limited partnerships (“MLPs”) of any market capitalization.

Each Fund offers two classes of shares, Retail Shares and Institutional Shares, which differ only in their ongoing fees, expenses and eligibility requirements. Retail Shares are offered to all investors. Institutional Shares are for investments in the amount of $1 million or more per Fund. Institutional Shares are intended for certain financial intermediaries that offer shares of Baron Funds through fee based platforms, retirement platforms or other platforms. Each class of shares has equal rights to earnings and assets except that each class bears different expenses for distribution and shareholder servicing. Each Fund’s investment income, realized and unrealized gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

Baron Partners Fund was organized originally as a limited partnership in January 1992, under the laws of the State of Delaware. Effective as of the close of business on April 30, 2003, the predecessor partnership was reorganized into a Delaware statutory trust. Baron Partners Fund commenced operations on April 30, 2003 with a contribution of assets and liabilities, including securities-in-kind from the predecessor partnership.

Baron Focused Growth Fund was organized originally as a limited partnership in May 1996, under the laws of the State of Delaware. Effective as of the close of business on June 30, 2008, the predecessor partnership was reorganized into a series of the Trust. Baron Focused Growth Fund commenced operations on June 30, 2008 with a contribution of assets and liabilities, including securities-in-kind from the predecessor partnership.

Baron Energy and Resources Fund and Baron Global Advantage Fund commenced investment operations on January 3, 2012 and April 30, 2012, respectively.

2. SIGNIFICANT ACCOUNTING POLICIES

a) Security Valuation. The Funds’ share prices or net asset values are calculated as of the close of the regular trading session (usually 4 p.m. E.T.) on the New York Stock Exchange (“NYSE”) on any day on which the NYSE is open. Portfolio securities traded on any national stock exchange are valued based on the last sale price. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. Where market quotations are not readily available, or, if in BAMCO, Inc.’s (the “Adviser”) judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the securities will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the “Board”). The Adviser has a Fair Valuation Committee (the “Committee”) comprised of senior executives and the Committee reports to the Board every quarter. Factors the Committee considers when valuing a security include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent or quotations are genuine. There can be no guarantee, however, that a fair valuation used by the Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. Debt instruments having a remaining maturity greater than 60 days will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. Money market instruments held by the Funds with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value.

Baron Select Funds Trust	September 30, 2012

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED) (Continued)

Non-U.S. equity securities are valued on the basis of their most recent closing market prices and translated into U.S. dollars at 4 p.m. E.T., except under the circumstances described below. Most foreign markets close before 4 p.m. E.T. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as fifteen hours old at 4 p.m. E.T. If the Adviser determines that developments between the close of the foreign markets and 4 p.m. E.T. will, in its judgment, materially affect the value of some or all of the Funds’ non-U.S. securities, the Adviser will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. E.T. In deciding whether to make these adjustments, the Adviser reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent non-U.S. securities and baskets of non-U.S. securities. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. The Adviser uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The Adviser cannot predict how often it will use closing prices or how often it will adjust those prices. As a means of evaluating its fair value process, the Adviser routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices. Other mutual funds may adjust the prices of their securities by different amounts.

b) Foreign Currency Translations. Values of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the price of such currencies at the time the net asset value is determined. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. Net realized gain (loss) on foreign currency transactions include gain (loss) arising from the fluctuation in the exchange rates between trade and settlement dates on security transactions and currency gain (loss) between the accrual and payment dates on dividends and foreign withholding taxes. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions. The Funds may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

c) Securities Lending. The Funds may lend securities to certain brokers. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities. At September 30, 2012, the Funds did not have any securities on loan.

d) Short Sales. The Funds may sell securities short. When the Funds sell short, the Funds record a liability for securities sold short and record an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The Funds may incur dividend expense if a security that has been sold short declares a dividend. The Funds are exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received. The Funds are required to maintain collateral in a segregated account for the outstanding short sales. Short sales involve elements of market risks and exposure to loss in excess of the amount recognized in the Schedules of Investments. The Funds’ risk of loss in these types of short sales is unlimited because there is no limit to the cost of replacing the borrowed security. During the nine months ended September 30, 2012, the Funds did not enter into any short sales.

e) Repurchase Agreements. The Funds may invest in repurchase agreements, which are short-term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 102% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

f) Fund Concentration. Certain of the Funds hold relatively concentrated portfolios that may contain fewer securities or industries than the portfolios of other mutual funds. Holding a relatively concentrated portfolio may increase the risk that the value of a Fund could decrease because of the poor performance of one or a few investments. Additionally, these Funds may encounter some difficulty in liquidating securities of concentrated positions.

3. RESTRICTED SECURITIES

At September 30, 2012, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Funds may receive more or less than this valuation in an actual sale and that difference could be material. At September 30, 2012, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

Baron Select Funds Trust	September 30, 2012

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED) (Continued)

	Baron Partners Fund
Name of Issuer	Acquisition Date(s)	Value
Private Equity Investments
Kerzner International Holdings Ltd., Cl A	9/27/2006	$6,708,000
Windy City Investments Holdings, L.L.C.	11/13/2007-1/27/2011	25,465,877
Total Restricted Securities:		$32,173,877
(Cost $80,134,887)† (3.81% of Net Assets)

	Baron International Growth Fund
Name of Issuer	Acquisition Date	Value
Private Equity Investments
Better Place, Inc., Series C Preferred	12/1/2011	$275,001
(Cost $275,001) (0.53% of Net Assets)

† See Schedules of Investments for cost of individual securities.

4. FAIR VALUE MEASUREMENTS

Fair value is defined by accounting principles generally accepted in the United States of America (“GAAP”) as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•
Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•
Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, non-U.S. securities, whose markets close hours before the Funds value their holdings, may require revised valuations due to significant movement in the U.S. markets. Since these values are not obtained from quoted prices in an active market such securities are reflected as Level 2.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Baron Select Funds Trust	September 30, 2012

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED) (Continued)

The following is a summary of the inputs used as of September 30, 2012 in valuing the Funds’ investments carried at fair value:

	Baron Partners Fund
		Other
	Quoted Prices in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks†	$1,086,420,344	$—	$—	$1,086,420,344
Private Equity Investments†	—	—	32,173,877	32,173,877
Short Term Investments	—	372,396	—	372,396
Total Investments	$1,086,420,344	$372,396	$32,173,877	$1,118,966,617

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on September 30, 2012. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the nine month period ended September 30, 2012.

	Baron Focused Growth Fund
		Other
	Quoted Prices in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks†	$100,367,092	$—	$—	$100,367,092
Short Term Investments	—	10,544,622	—	10,544,622
Total Investments	$100,367,092	$10,544,622	$—	$110,911,714

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on September 30, 2012. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the nine month period ended September 30, 2012.

	Baron International Growth Fund
		Other
	Quoted Prices in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks†	$49,743,648	$—	$—	$49,743,648
Private Equity Investments	—	—	275,001	275,001
Short Term Investments	—	1,681,396	—	1,681,396
Total Investments	$49,743,648	$1,681,396	$275,001	$51,700,045

The fair value of Level 2 investments at December 31, 2011 was $3,637,318. $1,386,445 was transferred out of Level 2 into Level 1 at September 30, 2012 as a result of no longer adjusting closing prices for certain securities (as described in Note 2a), due to significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets. It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the end of the period.

† See Schedules of Investments for additional detailed categorizations.

Baron Select Funds Trust	September 30, 2012

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED) (Continued)

	Baron Real Estate Fund
		Other
	Quoted Prices in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks†	$55,372,770	$1,157,097	$—	$56,529,867
Short Term Investments	—	1,275,794	—	1,275,794
Total Investments	$55,372,770	$2,432,891	$—	$57,805,661

The fair value of Level 2 investments at December 31, 2011 was $154,520. $1,157,097 was transferred out of Level 1 into Level 2 at September 30, 2012 due to a decrease in market activity (e.g. frequency of trades), which resulted in a decrease in available market inputs to determine prices. It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the end of the period.

	Baron Emerging Markets Fund
		Other
	Quoted Prices in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks†	$7,309,153	$331,055	$—	$7,640,208
Warrants	1,339	—	—	1,339
Short Term Investments	—	219,166	—	219,166
Total Investments	$7,310,492	$550,221	$—	$7,860,713

The fair value of Level 2 investments at December 31, 2011 was $1,551,746. $854,657 was transferred out of Level 2 into Level 1 at September 30, 2012 as a result of no longer adjusting closing prices for certain securities (as described in Note 2a), due to significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets. $207,925 was transferred out of Level 1 into Level 2 at September 30, 2012 due to a decrease in market activity (e.g. frequency of trades), which resulted in a decrease in available market inputs to determine prices. It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the end of the period.

	Baron Energy and Resources Fund
		Other
	Quoted Prices in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks†	$2,431,325	$—	$—	$2,431,325
Total Investments	$2,431,325	$—	$—	$2,431,325

	Baron Global Advantage Fund
		Other
	Quoted Prices in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks†	$2,497,755	$22,988	$—	$2,520,743
Total Investments	$2,497,755	$22,988	$—	$2,520,743

† See Schedules of Investments for additional detailed categorizations.

Baron Select Funds Trust	September 30, 2012

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Baron Partners Fund

										Change in Net
										Unrealized
				Net Change in						Appreciation
	Balance as of	Accrued		Unrealized			Transfers	Transfers		(Depreciation) from
	December 31,	Premiums/	Net Realized	Appreciation			Into	Out of	Balance as of	Investments still held
Investments in Securities	2011	Discounts	Gain (Loss)	(Depreciation)	Purchases	Sales	Level 3	Level 3	September 30, 2012	at September 30, 2012
Private Equity Investments Consumer Discretionary	$3,900,000	$—	$—	$2,808,000	$—	$—	$—	$—	$6,708,000	$2,808,000
Financials	22,055,268	—	—	3,410,609	—	—	—	—	25,465,877	3,410,609
Total	$25,955,268	$—	$—	$6,218,609	$—	$—	$—	$—	$32,173,877	$6,218,609

	Baron International Growth Fund

										Change in Net
										Unrealized
				Net Change in						Appreciation
	Balance as of	Accrued		Unrealized			Transfers	Transfers		(Depreciation) from
	December 31,	Premiums/	Net Realized	Appreciation			Into	Out of	Balance as of	Investments still held
Investments in Securities	2011	Discounts	Gain (Loss)	(Depreciation)	Purchases	Sales	Level 3	Level 3	September 30, 2012	at September 30, 2012
Private Equity Investments
Utilities	$275,001	$—	$—	$—	$—	$—	$—	$—	$275,001	$—
Total	$275,001	$—	$—	$—	$—	$—	$—	$—	$275,001	$—

Significant unobservable valuation inputs developed by the Adviser for material Level 3 investments as of September 30, 2012 were as follows:

Baron Partners Fund
Sector	Company	Fair Value as of September 30, 2012	Valuation Technique	Unobservable Inputs	Weighted Average used on September 30, 2012	Range used on September 30, 2012
Private Equity Investments: Financials	Windy City Investments Holdings, L.L.C.	$25,465,877	Combination of Market Comparables and Option Pricing methods	Estimated volatility of the returns of the enterprise value(1)	10.29%	10.29%
				Discount for lack of marketability	2.47%	2.47%
				EV/Run Rate EBITDA Multiple(2)	10.07x	7.4x to 10.8x
				Adjustment to the EBITDA Multiple due to leverage(2)	10.6%	10.6%
				Change in the composite equity index of comparable companies	-0.13%	-2.27% to 0.18%

(1)	The volatility was derived using the historical returns of the publicly traded debt of Nuveen Investments, Inc. and the historical returns of the equity of comparable public companies.
(2)

The multiple was derived as a simple average of the multiples of comparable companies. The derived EBITDA multiple was increased by 10.6% to 10.07x. This increase adjusts for leverage, as Nuveen Investments, Inc. is more levered than its comparable companies.

A significant change in the EV/EBITDA multiple ratio may result in a directionally similar significant change in the fair value measurement, while a significant change in the discount for lack of marketability and equity index of comparable companies may not result in a materially higher or lower fair value measurement.

Baron Select Funds Trust	September 30, 2012

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED) (Continued)

5. COST OF INVESTMENTS FOR INCOME TAX PURPOSES

As of September 30, 2012, the components of net assets on a tax basis were substantially as follows:
		Baron	Baron		Baron	Baron	Baron
	Baron	Focused	International	Baron	Emerging	Energy and	Global
	Partners	Growth	Growth	Real Estate	Markets	Resources	Advantage
	Fund	Fund	Fund	Fund	Fund	Fund	Fund
Cost of investments	$671,727,155	$81,865,049	$39,457,134	$49,102,204	$6,897,199	$2,462,339	$2,447,629
Unrealized appreciation	495,200,473	30,143,440	13,969,861	8,827,786	1,365,560	168,360	226,994
Unrealized depreciation	(47,961,011)	(1,096,775)	(1,726,950)	(124,329)	(402,046)	(199,374)	(153,880)
Net unrealized appreciation (depreciation)	$447,239,462	$29,046,665	$12,242,911	$8,703,457	$963,514	$(31,014)	$73,114

For additional information regarding the Funds’ other significant accounting policies, please refer to the Funds’ most recent Annual or Semi-Annual shareholder report filed on the U.S. Securities and Exchange Commission’s website, www.sec.gov.

Item 2.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

1.	The certifications of the Registrant as required by Rule 30a-2(a) under the 1940 Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Baron Select Funds

By:	/s/ RONALD BARON
Ronald Baron
Chief Executive Officer

Date: November 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ RONALD BARON
Ronald Baron
Chief Executive Officer

By:	/s/ PEGGY WONG
Peggy Wong
Treasurer and Chief Financial Officer

Date: November 21, 2012